UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

BrandywineGLOBAL—

HIGH YIELD FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is

high current income with

the opportunity for capital

appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — High Yield Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 31, 2023, Jack Parker, CFA joined the Fund’s portfolio management team.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	BrandywineGLOBAL — High Yield Fund

Performance review

For the six months ended June 30, 2023, Class I shares of BrandywineGLOBAL — High Yield Fund returned 6.07%. The Fund’s unmanaged benchmark, the ICE BofA U.S. High Yield Indexi, returned 5.42% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)

6 months
BrandywineGLOBAL — High Yield Fund:
Class A	5.80%
Class C	5.48%
Class I	6.07%
Class IS	6.01%
ICE BofA U.S. High Yield Index	5.42%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class A, Class C, Class I and Class IS shares were 7.33%, 6.99%, 7.93% and 8.04%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

The Fund acquired the assets and liabilities of Diamond Hill High Yield Fund, a series of the Diamond Hill Funds (the “Predecessor Fund”), on July 30, 2021. As a result of the reorganization, the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.97%, 1.66%, 0.68% and 0.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary

BrandywineGLOBAL — High Yield Fund	III

Performance review (cont’d)

expenses and acquired fund fees and expenses, to average net assets will not exceed 0.96% for Class A shares, 1.71% for Class C shares, 0.67% for Class I shares and 0.55% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class A, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. “High yield” or “junk” bonds are subject to greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed, or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Equity securities are subject to market and price fluctuations. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or

IV	BrandywineGLOBAL — High Yield Fund

Performance review (cont’d)

foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	ICE BofA U.S. High Yield Index is an unmanaged index measuring the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

BrandywineGLOBAL — High Yield Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.80%	$1,000.00	$1,058.00	0.95%	$4.85	Class A	5.00%	$1,000.00	$1,020.08	0.95%	$4.76
Class C	5.48	1,000.00	1,054.80	1.57	8.00	Class C	5.00	1,000.00	1,017.01	1.57	7.85
Class I	6.07	1,000.00	1,060.70	0.64	3.27	Class I	5.00	1,000.00	1,021.62	0.64	3.21
Class IS	6.01	1,000.00	1,060.10	0.54	2.76	Class IS	5.00	1,000.00	1,022.12	0.54	2.71

2	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 89.1%
Communication Services — 7.7%
Diversified Telecommunication Services — 1.1%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$3,600,000	$3,121,296	(a)
Cogent Communications Group Inc., Senior Notes	7.000%	6/15/27	6,125,000	5,931,450	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	5,030,000	2,927,154	(a)
Total Diversified Telecommunication Services				11,979,900
Entertainment — 1.9%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	16,625,000	14,030,419	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	8,482,000	7,862,754	(a)
Total Entertainment				21,893,173
Interactive Media & Services — 3.0%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	22,465,000	18,369,671	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	23,370,000	13,451,717	(a)
Meta Platforms Inc., Senior Notes	5.600%	5/15/53	2,500,000	2,569,396
Total Interactive Media & Services				34,390,784
Media — 0.6%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	1,224,000	1,148,549	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,021,000	3,264,474
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	6,915,000	2,429,392
Total Media				6,842,415
Wireless Telecommunication Services — 1.1%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	13,750,000	11,836,962
Total Communication Services				86,943,234
Consumer Discretionary — 19.1%
Automobile Components — 0.3%
Benteler International AG, Senior Secured Notes	10.500%	5/15/28	3,024,000	3,057,128	(a)
Automobiles — 1.5%
Ford Motor Credit Co. LLC, Senior Notes	5.584%	3/18/24	2,500,000	2,484,616
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	2,320,000	2,243,964
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	770,000	774,846
Nissan Motor Acceptance Co. LLC, Senior Notes	3.875%	9/21/23	3,000,000	2,983,467	(a)

See Notes to Financial Statements.

4	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	$2,500,000	$2,482,505	(a)
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	5,900,000	6,026,148	(a)
Total Automobiles				16,995,546
Broadline Retail — 2.3%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	16,835,000	13,431,715
Nordstrom Inc., Senior Notes	4.250%	8/1/31	3,694,000	2,884,312
QVC Inc., Senior Secured Notes	4.750%	2/15/27	6,324,000	4,094,695
QVC Inc., Senior Secured Notes	4.375%	9/1/28	5,114,000	2,946,227
QVC Inc., Senior Secured Notes	5.450%	8/15/34	6,100,000	2,950,143
Total Broadline Retail				26,307,092
Diversified Consumer Services — 1.3%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	16,635,000	15,115,393	(a)
Hotels, Restaurants & Leisure — 10.8%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	27,350,000	24,092,537	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	11,993,000	12,191,005	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	1,626,000	1,710,736	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	7,000,000	6,798,330	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	6,514,000	6,555,136	(a)
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	4,000,000	4,062,112	(a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	4,255,000	4,056,887	(a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	5,594,000	4,944,805	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	5,123,000	5,114,624	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	7,510,000	6,749,875	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	6,532,000	5,510,036	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	2,800,000	2,384,986	(a)
Travel + Leisure Co., Senior Secured Notes	4.625%	3/1/30	1,100,000	931,865	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	14,437,000	14,164,574	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000	460,135	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	4,500,000	4,549,410	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	17,070,000	17,935,308	(a)
Total Hotels, Restaurants & Leisure				122,212,361
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	3.966%	8/6/61	800,000	478,869

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 2.9%
Arko Corp., Senior Notes	5.125%	11/15/29	$17,600,000	$14,321,388	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	19,880,000	17,985,915	(a)
Total Specialty Retail				32,307,303
Total Consumer Discretionary				216,473,692
Consumer Staples — 3.8%
Food Products — 0.7%
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,761,000	2,730,967	(a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	5,300,000	4,549,969
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	1,000,000	791,500
Total Food Products				8,072,436
Tobacco — 3.1%
BAT Capital Corp., Senior Notes	3.734%	9/25/40	1,330,000	947,658
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	15,585,000	14,237,287	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	23,135,000	20,156,390	(a)
Total Tobacco				35,341,335
Total Consumer Staples				43,413,771
Energy — 15.9%
Oil, Gas & Consumable Fuels — 15.9%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	10,120,000	9,952,109	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	3,750,000	3,800,906	(a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	550,000	537,680	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,670,000	1,416,053
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	14,815,000	13,982,916	(a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	7,000,000	7,087,850	(a)
Delek Overriding Royalty Leviathan Ltd., Senior Secured Notes	7.494%	12/30/23	8,778,000	8,734,110	(b)
Ecopetrol SA, Senior Notes	8.625%	1/19/29	6,415,000	6,437,773	(c)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	8,130,000	6,283,391
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	12,370,000	12,250,580	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,820,000	2,624,518	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	2,009,000	1,760,115	(b)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	3,500,000	3,521,875	(a)(c)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	3,949,000	3,870,020	(b)

See Notes to Financial Statements.

6	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	$9,400,000	$9,024,000	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	8,400,000	7,846,213	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	29,016,000	28,102,235	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	2,250,000	2,113,042	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	11,321,000	10,140,970	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	854,000	794,266	(a)
PDC Energy Inc., Senior Notes	5.750%	5/15/26	7,140,000	7,117,842
Petroleos Mexicanos, Senior Notes	5.950%	1/28/31	2,382,000	1,741,958
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	19,075,000	17,509,351	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	3,800,000	4,029,843	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	9,000,000	9,150,792	(a)
Total Energy				179,830,408
Financials — 21.8%
Banks — 2.7%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	10,626,000	7,502,222	(a)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	795,830	(d)
New York Community Bancorp Inc., Subordinated Notes (5.900% to 11/6/23 then 3 mo. USD LIBOR + 2.780%)	5.900%	11/6/28	3,403,000	3,182,781	(d)
Popular Inc., Senior Notes	7.250%	3/13/28	5,370,000	5,370,000
Signature Bank, Subordinated Notes (4.000% to 10/15/25 then 3 mo. AMERIBOR + 3.890%)	4.000%	10/15/30	1,500,000	33,750	*(d)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	11,837,000	8,594,619	(d)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	4,437,000	3,316,657	(d)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. Term SOFR + 5.120%)	5.250%	6/1/30	2,250,000	1,800,000	(d)
Total Banks				30,595,859

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — 0.7%
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	$9,087,000	$7,868,484	(a)
Consumer Finance — 8.4%
Capital One Financial Corp., Senior Notes (6.377% to 6/8/33 then SOFR + 2.860%)	6.377%	6/8/34	8,000,000	7,947,125	(d)
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	5,150,000	5,004,203	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	13,460,000	12,946,200
PRA Group Inc., Senior Notes	8.375%	2/1/28	18,165,000	16,473,384	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	5,765,000	4,369,812	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	19,845,000	17,493,519	(a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	19,955,000	17,989,858
World Acceptance Corp., Senior Notes	7.000%	11/1/26	14,482,000	12,685,218	(a)
Total Consumer Finance				94,909,319
Financial Services — 8.9%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	14,400,000	13,140,923	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	16,000,000	15,921,600	(a)
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	6,240,000	6,135,429	(a)
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	1,550,000	1,537,276	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	22,455,000	20,697,319	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	1,950,000	1,841,112
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	1,777,000	1,428,974	(a)
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	2,990,000	2,441,585	(a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,631,450	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	14,115,000	12,900,828	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	25,000,000	21,462,250	(a)
Total Financial Services				100,138,746
Insurance — 1.1%
Fairfax Financial Holdings Ltd., Senior Notes	5.625%	8/16/32	2,280,000	2,204,142
NFP Corp., Senior Secured Notes	7.500%	10/1/30	6,097,000	5,908,636	(a)
Reinsurance Group of America Inc., Senior Notes	6.000%	9/15/33	2,750,000	2,769,642
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	2,000,000	1,960,521
Total Insurance				12,842,941
Total Financials				246,355,349

See Notes to Financial Statements.

8	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 2.0%
Biotechnology — 0.9%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	$10,550,000	$10,606,294	(a)
Health Care Equipment & Supplies — 0.6%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	7,055,000	6,350,245	(a)
Life Sciences Tools & Services — 0.5%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	6,030,000	5,902,104	(a)
Total Health Care				22,858,643
Industrials — 7.4%
Aerospace & Defense — 0.6%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	6,875,000	6,847,587	(a)
Air Freight & Logistics — 1.0%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	13,390,000	11,742,628	(a)
Building Products — 0.8%
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	8,678,000	8,373,933	(a)
Construction & Engineering — 1.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	19,021,000	18,030,520	(a)
Electrical Equipment — 1.7%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	3,674,000	3,665,737	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	11,007,000	11,005,154	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	3,119,000	3,154,666	(a)
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	1,000,000	1,020,956	(a)
Total Electrical Equipment				18,846,513
Ground Transportation — 0.8%
Uber Technologies Inc., Senior Notes	7.500%	5/15/25	6,900,000	6,990,802	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	2,200,000	2,252,895	(a)
Total Ground Transportation				9,243,697
Passenger Airlines — 0.9%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	10,000,000	9,973,200	(a)
Total Industrials				83,058,078
Information Technology — 3.1%
Communications Equipment — 1.0%
Nokia oyj, Senior Notes	6.625%	5/15/39	2,695,000	2,581,023
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	9,550,000	8,925,048	(a)
Total Communications Equipment				11,506,071
IT Services — 1.6%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	3,649,000	3,406,797	(a)

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
IT Services — continued
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	$10,545,000	$9,372,449	(a)
Twilio Inc., Senior Notes	3.625%	3/15/29	6,438,000	5,482,928
Total IT Services				18,262,174
Semiconductors & Semiconductor Equipment — 0.5%
Qorvo Inc., Senior Notes	3.375%	4/1/31	3,700,000	2,987,943	(a)
SK Hynix Inc., Senior Notes	1.500%	1/19/26	2,000,000	1,772,636	(a)
Total Semiconductors & Semiconductor Equipment				4,760,579
Total Information Technology				34,528,824
Materials — 6.6%
Chemicals — 4.4%
Ashland Inc., Senior Notes	3.375%	9/1/31	6,375,000	5,098,087	(a)
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	6,796,000	6,765,580
FMC Corp., Senior Notes	5.650%	5/18/33	3,500,000	3,425,998
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	28,576,000	25,044,292	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	10,250,000	10,073,700	(a)
Total Chemicals				50,407,657
Metals & Mining — 2.2%
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	3,951,000	4,058,358
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	9,615,000	8,223,009	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	13,297,000	12,132,862	(a)
Total Metals & Mining				24,414,229
Total Materials				74,821,886
Real Estate — 0.5%
Hotel & Resort REITs — 0.2%
XHR LP, Senior Secured Notes	4.875%	6/1/29	3,240,000	2,781,216	(a)
Real Estate Management & Development — 0.3%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	3,600,000	3,305,984	(a)
Total Real Estate				6,087,200
Utilities — 1.2%
Water Utilities — 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	14,051,000	13,611,824	(a)
Total Corporate Bonds & Notes (Cost — $1,049,077,990)				1,007,982,909
Senior Loans — 2.5%
Consumer Discretionary — 0.7%
Automobile Components — 0.5%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.246%	3/30/27	5,960,025	5,840,825	(d)(f)(g)

See Notes to Financial Statements.

10	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — 0.2%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B (3 mo. Term SOFR + 3.250%)	8.753%	7/22/28	$1,488,750	$1,493,231	(d)(f)(g)
Total Consumer Discretionary				7,334,056
Consumer Staples — 0.5%
Beverages — 0.5%
Phinia Inc., Term Loan B	—	6/8/28	5,750,000	5,750,000	(h)(i)
Financials — 0.4%
Insurance — 0.4%
BroadStreet Partners Inc., Initial Term Loan B (1 mo. Term SOFR + 4.000%)	9.160%	1/29/29	5,000,000	4,981,250	(d)(f)(g)
Information Technology — 0.5%
IT Services — 0.5%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	10.202%	6/30/28	7,220,274	5,790,659	(d)(f)(g)
Materials — 0.4%
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B B.V., Dollar Facility Term Loan B4 (3 mo. Term SOFR + 3.000%)	8.242%	12/20/29	4,612,500	4,627,998	(d)(f)(g)
Total Senior Loans (Cost — $28,966,452)				28,483,963
Convertible Bonds & Notes — 0.5%
Communication Services — 0.3%
Entertainment — 0.3%
Spotify USA Inc., Senior Notes	0.000%	3/15/26	4,000,000	3,418,000
Information Technology — 0.2%
Communications Equipment — 0.2%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	3,000,000	2,374,063
Total Convertible Bonds & Notes (Cost — $6,357,046)				5,792,063
Total Investments before Short-Term Investments (Cost — $1,084,401,488)				1,042,258,935

			Shares
Short-Term Investments — 5.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $62,605,258)	5.058%		62,605,258	62,605,258	(j)(k)
Total Investments — 97.6% (Cost — $1,147,006,746)				1,104,864,193
Other Assets in Excess of Liabilities — 2.4%				26,967,854
Total Net Assets — 100.0%				$1,131,832,047

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

BrandywineGLOBAL — High Yield Fund

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2023.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	All or a portion of this loan has not settled as of June 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $62,605,258 and the cost was $62,605,258 (Note 9).

Abbreviation(s) used in this schedule:

AMERIBOR	— American Interbank Offered Rate

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

12	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $1,084,401,488)	$1,042,258,935
Investments in affiliated securities, at value (Cost — $62,605,258)	62,605,258
Foreign currency, at value (Cost — $46)	46
Receivable for securities sold	35,664,593
Receivable for Fund shares sold	24,621,676
Interest receivable	17,012,079
Dividends receivable from affiliated investments	267,757
Prepaid expenses	3,331
Total Assets	1,182,433,675

Liabilities:
Payable for securities purchased	37,905,811
Due to custodian	9,171,994
Payable for Fund shares repurchased	2,744,373
Investment management fee payable	439,826
Distributions payable	138,965
Service and/or distribution fees payable	16,057
Trustees’ fees payable	13,486
Accrued expenses	171,116
Total Liabilities	50,601,628
Total Net Assets	$1,131,832,047

Net Assets:
Par value (Note 8)	$1,172
Paid-in capital in excess of par value	1,268,901,064
Total distributable earnings (loss)	(137,070,189)
Total Net Assets	$1,131,832,047

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2023

Net Assets:
Class A	$63,922,263
Class C	$4,413,201
Class I	$900,014,678
Class IS	$163,481,905

Shares Outstanding:
Class A	6,626,352
Class C	457,336
Class I	93,205,120
Class IS	16,907,144

Net Asset Value:
Class A (and redemption price)	$9.65
Class C*	$9.65
Class I (and redemption price)	$9.66
Class IS (and redemption price)	$9.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.03

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$37,598,534
Dividends from affiliated investments	1,823,876
Less: Foreign taxes withheld	(5,229)
Total Investment Income	39,417,181

Expenses:
Investment management fee (Note 2)	2,555,789
Transfer agent fees (Note 6)	486,581
Service and/or distribution fees (Notes 2 and 6)	87,188
Registration fees	85,596
Fund accounting fees	37,250
Trustees’ fees	34,344
Legal fees	30,296
Audit and tax fees	24,312
Shareholder reports	9,752
Custody fees	7,843
Commitment fees (Note 10)	4,033
Insurance	2,800
Fees recaptured by investment manager (Note 2)	108
Miscellaneous expenses	7,120
Total Expenses	3,373,012
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(35,416)
Net Expenses	3,337,596
Net Investment Income	36,079,585

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(20,729,992)
Foreign currency transactions	(2)
Net Realized Loss	(20,729,994)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	42,212,181
Net Gain on Investments and Foreign Currency Transactions	21,482,187
Increase in Net Assets From Operations	$57,561,772

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$36,079,585	$52,811,262
Net realized loss	(20,729,994)	(67,552,907)
Change in net unrealized appreciation (depreciation)	42,212,181	(89,365,192)
Increase (Decrease) in Net Assets From Operations	57,561,772	(104,106,837)

Distributions to Shareholders From (Notes 1 and 7):
Total distributable earnings	(36,202,913)	(55,230,650)
Decrease in Net Assets From Distributions to Shareholders	(36,202,913)	(55,230,650)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	455,691,085	784,603,607
Reinvestment of distributions	35,418,601	53,721,135
Cost of shares repurchased	(297,328,152)	(849,568,945)
Increase (Decrease) in Net Assets From Fund Share Transactions	193,781,534	(11,244,203)
Increase (Decrease) in Net Assets	215,140,393	(170,581,690)

Net Assets:
Beginning of period	916,691,654	1,087,273,344
End of period	$1,131,832,047	$916,691,654

See Notes to Financial Statements.

16	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2023[3]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.42	$11.05	$11.40	$11.02	$10.22	$10.77

Income (loss) from operations:
Net investment income	0.32	0.53	0.54	0.60	0.60	0.62
Net realized and unrealized gain (loss)	0.23	(1.60)	0.02 [4]	0.81	0.91	(0.51)
Total income (loss) from operations	0.55	(1.07)	0.56	1.41	1.51	0.11

Less distributions from:
Net investment income	(0.32)	(0.56)	(0.55)	(0.58)	(0.60)	(0.61)
Net realized gains	—	—	(0.36)	(0.45)	(0.11)	(0.05)
Total distributions	(0.32)	(0.56)	(0.91)	(1.03)	(0.71)	(0.66)

Net asset value, end of period	$9.65	$9.42	$11.05	$11.40	$11.02	$10.22
Total return[5]	5.80%	(9.75)%	5.13%	13.40%	15.04%	0.97%

Net assets, end of period (000s)	$63,922	$60,621	$79,249	$39,496	$18,004	$1,674

Ratios to average net assets:
Gross expenses	0.96%[6,7]	0.96%	0.95%	—	—	—
Net expenses[8]	0.95 [6,7,9]	0.95 [9]	0.94 [9]	0.96%	0.97%	0.96%
Net investment income	6.73 [6]	5.35	4.70	5.46	5.49	5.81

Portfolio turnover rate	65%	141%	151%	186%	164%	145%

[1]

The performance information and financial information presented incorporates the operations of the Investor shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2023 (unaudited).

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.96%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021[3]

Net asset value, beginning of period	$9.43	$11.05	$11.48

Income (loss) from operations:
Net investment income	0.30	0.51	0.18
Net realized and unrealized gain (loss)	0.21	(1.64)	(0.14)
Total income (loss) from operations	0.51	(1.13)	0.04

Less distributions from:
Net investment income	(0.29)	(0.49)	(0.18)
Net realized gains	—	—	(0.29)
Total distributions	(0.29)	(0.49)	(0.47)

Net asset value, end of period	$9.65	$9.43	$11.05
Total return[4]	5.48%	(10.31)%	0.35%

Net assets, end of period (000s)	$4,413	$1,217	$5

Ratios to average net assets:
Gross expenses	1.58%[5]	1.66%[6]	3.06%[5]
Net expenses[7,8]	1.57 [5]	1.65 [6]	1.71 [5]
Net investment income	6.26 [5]	5.34	3.75 [5]

Portfolio turnover rate	65%	141%	151%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period August 2, 2021 (inception date) to December 31, 2021.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.71%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended December 31, 2021.

See Notes to Financial Statements.

18	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2023[3]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.43	$11.06	$11.40	$11.03	$10.22	$10.78

Income (loss) from operations:
Net investment income	0.34	0.56	0.57	0.64	0.63	0.65
Net realized and unrealized gain (loss)	0.23	(1.60)	0.03 [4]	0.80	0.91	(0.52)
Total income (loss) from operations	0.57	(1.04)	0.60	1.44	1.54	0.13

Less distributions from:
Net investment income	(0.34)	(0.59)	(0.58)	(0.62)	(0.62)	(0.64)
Net realized gains	—	—	(0.36)	(0.45)	(0.11)	(0.05)
Total distributions	(0.34)	(0.59)	(0.94)	(1.07)	(0.73)	(0.69)

Net asset value, end of period	$9.66	$9.43	$11.06	$11.40	$11.03	$10.22

Total return[5]	6.07%	(9.49)%	5.38%	13.62%	15.44%	1.16%

Net assets, end of period (000s)	$900,015	$760,341	$921,247	$651,836	$96,563	$23,499

Ratios to average net assets:
Gross expenses	0.65%[6,7]	0.67%	0.66%	—	—	—
Net expenses[8]	0.64 [6,7,9]	0.66 [9]	0.66 [9]	0.67%	0.68%	0.67%
Net investment income	7.06 [6]	5.64	4.99	5.81	5.79	6.10

Portfolio turnover rate	65%	141%	151%	186%	164%	145%

[1]

The performance information and financial information presented incorporates the operations of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2023 (unaudited).

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.67%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2023[3]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.44	$11.08	$11.42	$11.03	$10.22	$10.78

Income (loss) from operations:
Net investment income	0.34	0.58	0.59	0.64	0.65	0.67
Net realized and unrealized gain (loss)	0.23	(1.62)	0.02 [4]	0.83	0.91	(0.53)
Total income (loss) from operations	0.57	(1.04)	0.61	1.47	1.56	0.14

Less distributions from:
Net investment income	(0.34)	(0.60)	(0.59)	(0.63)	(0.64)	(0.65)
Net realized gains	—	—	(0.36)	(0.45)	(0.11)	(0.05)
Total distributions	(0.34)	(0.60)	(0.95)	(1.08)	(0.75)	(0.70)

Net asset value, end of period	$9.67	$9.44	$11.08	$11.42	$11.03	$10.22
Total return[5]	6.01%	(9.36)%	5.48%	13.92%	15.56%	1.27%

Net assets, end of period (000s)	$163,482	$94,514	$86,773	$32,171	$20,190	$29,274

Ratios to average net assets:
Gross expenses	0.55%[6]	0.57%	0.55%	—	—	—
Net expenses[7]	0.54 [6,8]	0.54 [8]	0.55 [8]	0.55%	0.56%	0.55%
Net investment income	7.20 [6]	5.83	5.17	5.74	5.99	6.23

Portfolio turnover rate	65%	141%	151%	186%	164%	145%

1

The performance information and financial information presented incorporates the operations of the Class Y shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the

Fund’s	operations.

2	Per share amounts have been calculated using the average shares method.

3	For the six months ended June 30, 2023 (unaudited).

4

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

5

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6	Annualized.

7

As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

8	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill High Yield Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

22	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,007,982,909	—	$1,007,982,909
Senior Loans:
Consumer Staples	—	—	$5,750,000	5,750,000
Other Senior Loans	—	22,733,963	—	22,733,963
Convertible Bonds & Notes	—	5,792,063	—	5,792,063
Total Long-Term Investments	—	1,036,508,935	5,750,000	1,042,258,935
Short-Term Investments†	$62,605,258	—	—	62,605,258
Total Investments	$62,605,258	$1,036,508,935	$5,750,000	$1,104,864,193

†	See Schedule of Investments for additional detailed categorizations.

(b) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk

24	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.96%, 1.71%, 0.67% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

26	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $35,416, which included an affiliated money market fund waiver of $33,025.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires December 31, 2024	—	$1	—	—
Expires December 31, 2025	$3,488	17	$38,199	$17,595
Expires December 31, 2026	—	—	—	2,391
Total fee waivers/expense reimbursements subject to recapture	$3,488	$18	$38,199	$19,986

For the six months ended June 30, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class I
LMPFA recaptured	$4	$104

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,597	—
CDSCs	—	$24

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$768,949,972
Sales	606,950,296

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,147,006,746	$10,351,197	$(52,493,750)	$(42,142,553)

4. Derivative instruments and hedging activities

During the six months ended June 30, 2023, the Fund did not invest in derivative instruments.

5. Reorganization

On July 30, 2021, as a result of the Reorganization, Investor, Class I and Class Y shares of the Predecessor Fund merged with and into Class A, Class I and Class IS shares of the Fund. Amounts presented for Class A, Class I and Class IS shares include the activity of the prior share classes of the Predecessor Fund.

6. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

28	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$75,729	$49,301
Class C	11,459	344
Class I	—	433,442
Class IS	—	3,494
Total	$87,188	$486,581

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,959
Class C	72
Class I	27,064
Class IS	6,321
Total	$35,416

7. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$2,044,318	$3,926,121
Class C	72,848	20,851
Class I	29,660,273	45,300,544
Class IS	4,425,474	5,983,134
Total	$36,202,913	$55,230,650

8. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,397,370	$23,070,690	4,309,414	$43,278,628
Shares issued on reinvestment	209,111	2,014,362	396,609	3,878,427
Shares repurchased	(2,413,640)	(23,135,618)	(5,443,801)	(53,883,759)
Net increase (decrease)	192,841	$1,949,434	(737,778)	$(6,726,704)

Class C
Shares sold	331,598	$3,175,160	135,360	$1,313,702
Shares issued on reinvestment	7,528	72,512	2,171	20,618
Shares repurchased	(10,853)	(104,322)	(8,904)	(84,549)
Net increase	328,273	$3,143,350	128,627	$1,249,771

Class I
Shares sold	35,632,195	$344,016,498	66,017,953	$658,296,064
Shares issued on reinvestment	3,014,172	29,060,761	4,517,835	44,233,556
Shares repurchased	(26,053,335)	(250,909,774)	(73,211,537)	(732,047,434)
Net increase (decrease)	12,593,032	$122,167,485	(2,675,749)	$(29,517,814)

Class IS
Shares sold	8,860,233	$85,428,737	8,219,444	$81,715,213
Shares issued on reinvestment	442,386	4,270,966	572,006	5,588,534
Shares repurchased	(2,402,508)	(23,178,438)	(6,619,348)	(63,553,203)
Net increase	6,900,111	$66,521,265	2,172,102	$23,750,544

9. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$76,210,935	$251,468,570	251,468,570	$265,074,247	265,074,247

30	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,823,876	—	$62,605,258

10. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

11. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $59,635,814, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

13. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

32	BrandywineGLOBAL — High Yield Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to BrandywineGLOBAL – High Yield Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Subadviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their

BrandywineGLOBAL — High Yield Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily

34	BrandywineGLOBAL — High Yield Fund

responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as high yield funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-, three- and five-year periods ended December 31, 2022 and the period since the Fund’s inception (December 4, 2014) through December 31, 2022 was above the median performance of the funds in the Performance Universe for each period and ranked in the first quintile of the funds in the Performance Universe for the three- and five-year and since inception periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid

BrandywineGLOBAL — High Yield Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 19 high yield funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of high yield funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This

36	BrandywineGLOBAL — High Yield Fund

information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2024.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadviser and their affiliates received were reasonable.

BrandywineGLOBAL — High Yield Fund	37

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

38	BrandywineGLOBAL — High Yield Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

BrandywineGLOBAL — High Yield Fund	39

BrandywineGLOBAL —

High Yield Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — High Yield Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

BrandywineGLOBAL — High Yield Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWXX715125 08/23 SR23-4703

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 21, 2023